LEASES	12 Months Ended
Dec. 31, 2022
LEASES [Abstract]
LEASES
9.	LEASES

The Company has entered into commercial operating leases for the use of offices, warehouses and data centers as lessee. These leases have original terms not exceeding 15 years. These leases have varying terms, escalation clauses and renewal rights.

Information pertaining to lease amounts recognized in the Company’s consolidated financial statements is summarized as follows:

	Year ended December 31,
	2020 $	2021 $	2022 $

Lease cost
Operating lease cost	73,273	138,766	257,359
Short-term lease cost	6,451	14,831	24,507
	79,724	153,597	281,866

Supplemental cash flow information
Operating cash flows from operating leases	72,756	128,751	228,604
ROU assets obtained in exchange for new operating lease liabilities	95,020	520,354	596,887

	As of December 31,
	2021	2022

Weighted-average remaining lease term
Operating leases	4.99 years	5.66 years

Weighted-average discount rate
Operating leases	7.5%	7.8%

Maturities of operating lease liabilities as of December 31, 2022 were as follows:

$

2023	281,666
2024	243,623
2025	214,524
2026	178,379
2027	121,458
Thereafter	266,602
Total lease payments	1,306,252
Less: imputed interest	(279,466)
Present value of lease liabilities	1,026,786

The Company has additional operating leases, primarily for offices, warehouses and data centers that have not yet commenced of $803,770 with lease terms not exceeding 12 years and $810,652 with lease terms not exceeding 14 years, as of December 31, 2021 and 2022, respectively.